ORGANIZATION AND BASIS OF PRESENTATION - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
Accumulated deficit	$ 71,503	$ 39,871
Net loss	31,632	12,648	$ 9,666
Cash	$ 88,157	$ 42,089